Note 13 - Income Tax - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Research and development credits	$ 5,979,000	$ 5,933,000
Net operating loss carryforwards	161,000	195,000
Depreciation and amortization	269,000	277,000
Accrued vacation and other expenses	25,000	56,000
	6,434,000	6,461,000
Valuation allowance	(6,250,000)	(6,232,000)
Total net deferred income tax assets	184,000	229,000
Deferred Tax Liability, Withholding Taxes On Repatriation Of Subsidiary Profits	920,000	2,188,000
Unrealized foreign exchanges	10,000	18,000
	$ 930,000	$ 2,206,000